Acquisitions and Divestitures - Acquisition of Gulf Insurance (Details) - Gulf Insurance $ in Millions			12 Months Ended
	Apr. 25, 2024 USD ($)	Dec. 26, 2023 USD ($) item	Dec. 31, 2022
Acquisitions and Divestitures
Proportion of ownership interest in subsidiary	97.10%	90.00%	43.70%
Percentage of common shares acquired	9.99%	46.30%
Cash consideration	$ 126.7	$ 176.9
Fair value of equity interest previously held		713.0
Gain on remeasurement of previously held equity interest		$ 279.9
Percentage held by non-controlling interests		9.99%
Purchase consideration paid to KIPCO		$ 756.1
Payment deed		$ 660.0
Payment deed, number of installment payments | item		4
Payment deed, amount of installment payments		$ 165.0
Fair value of payment deed		579.2
Assets
Portfolio investments		2,372.6
Reinsurance contract assets held		571.3
Deferred income tax assets		14.4
Goodwill and intangible assets		967.3
Other assets		459.1
Total assets		4,384.7
Liabilities
Accounts payable and accrued liabilities		292.0
Deferred income tax liabilities		67.1
Insurance contract payables		34.8
Insurance contract liabilities		1,745.4
Borrowings - non-insurance companies		172.9
Total assets		2,312.2
Non-controlling interests		603.4
Purchase consideration		1,469.1
Total assets		4,384.7
Subsidiary cash and cash equivalents		459.9
Restricted cash and cash equivalents		31.3
Goodwill		347.5
Intangible assets		619.8
Premises and equipment		136.8
Unit-linked life investment contracts		138.1
Customer relationships
Liabilities
Intangible assets		263.9
Distribution networks
Liabilities
Intangible assets		232.8
Brand names
Liabilities
Intangible assets		$ 123.0